Components of Long-term Debt (Detail) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Debt Instrument [Line Items]
Total face value		$ 46,136	$ 49,206
Unamortized discount and issuance costs		(1,081)	(1,155)
Hedge fair value adjustments	[1]	(11)	(36)
Premium on debt exchange		(4,750)	(4,864)
Total debt		40,294	43,151
Current portion of long-term debt		(9,227)	(2,999)
Long-term debt		$ 31,067	40,152
2009 Issuance of $3.8 billion
Debt Instrument [Line Items]
Maturities (calendar year)		2039
Stated Interest Rate		5.20%
Effective Interest Rate		5.24%
Total face value		$ 520	520
2010 Issuance of $4.8 billion
Debt Instrument [Line Items]
Maturities (calendar year)		2040
Stated Interest Rate		4.50%
Effective Interest Rate		4.57%
Total face value		$ 486	486
2011 Issuance of $2.3 billion
Debt Instrument [Line Items]
Maturities (calendar year)		2041
Stated Interest Rate		5.30%
Effective Interest Rate		5.36%
Total face value		$ 718	718
2012 Issuance of $2.3 billion
Debt Instrument [Line Items]
Maturities (calendar year)		2042
Stated Interest Rate		3.50%
Effective Interest Rate		3.57%
Total face value		$ 454	454
2013 Issuance of $5.2 billion
Debt Instrument [Line Items]
Maturities (calendar year)		2043
Total face value		$ 314	314
2013 Issuance of $5.2 billion | Minimum
Debt Instrument [Line Items]
Stated Interest Rate		3.75%
Effective Interest Rate		3.83%
2013 Issuance of $5.2 billion | Maximum
Debt Instrument [Line Items]
Stated Interest Rate		4.88%
Effective Interest Rate		4.92%
2013 Issuance of €4.1 billion
Debt Instrument [Line Items]
Total face value		$ 2,630	2,700
2013 Issuance of €4.1 billion | Minimum
Debt Instrument [Line Items]
Maturities (calendar year)		2028
Stated Interest Rate		2.63%
Effective Interest Rate		2.69%
2013 Issuance of €4.1 billion | Maximum
Debt Instrument [Line Items]
Maturities (calendar year)		2033
Stated Interest Rate		3.13%
Effective Interest Rate		3.22%
2015 Issuance of $23.8 billion
Debt Instrument [Line Items]
Total face value		$ 4,555	7,555
2015 Issuance of $23.8 billion | Minimum
Debt Instrument [Line Items]
Maturities (calendar year)		2035
Stated Interest Rate		3.50%
Effective Interest Rate		3.60%
2015 Issuance of $23.8 billion | Maximum
Debt Instrument [Line Items]
Maturities (calendar year)		2055
Stated Interest Rate		4.75%
Effective Interest Rate		4.78%
2016 Issuance of $19.8 billion
Debt Instrument [Line Items]
Total face value		$ 7,930	7,930
2016 Issuance of $19.8 billion | Minimum
Debt Instrument [Line Items]
Maturities (calendar year)		2026
Stated Interest Rate		2.40%
Effective Interest Rate		2.46%
2016 Issuance of $19.8 billion | Maximum
Debt Instrument [Line Items]
Maturities (calendar year)		2056
Stated Interest Rate		3.95%
Effective Interest Rate		4.03%
2017 Issuance of $17.1 billion
Debt Instrument [Line Items]
Total face value		$ 6,833	6,833
2017 Issuance of $17.1 billion | Minimum
Debt Instrument [Line Items]
Maturities (calendar year)		2026
Stated Interest Rate		3.30%
Effective Interest Rate		3.38%
2017 Issuance of $17.1 billion | Maximum
Debt Instrument [Line Items]
Maturities (calendar year)		2057
Stated Interest Rate		4.50%
Effective Interest Rate		5.49%
2020 Issuance of $10.1 billion
Debt Instrument [Line Items]
Total face value		$ 10,111	10,111
2020 Issuance of $10.1 billion | Minimum
Debt Instrument [Line Items]
Maturities (calendar year)		2030
Stated Interest Rate		1.35%
Effective Interest Rate		2.53%
2020 Issuance of $10.1 billion | Maximum
Debt Instrument [Line Items]
Maturities (calendar year)		2060
Stated Interest Rate		2.68%
Effective Interest Rate		5.43%
2021 issuance of $8.2 billion
Debt Instrument [Line Items]
Total face value		$ 8,185	8,185
2021 issuance of $8.2 billion | Minimum
Debt Instrument [Line Items]
Maturities (calendar year)		2052
Stated Interest Rate		2.92%
Effective Interest Rate		2.92%
2021 issuance of $8.2 billion | Maximum
Debt Instrument [Line Items]
Maturities (calendar year)		2062
Stated Interest Rate		3.04%
Effective Interest Rate		3.04%
2023 issuance of $0.1 billion
Debt Instrument [Line Items]
Total face value		$ 56	56
2023 issuance of $0.1 billion | Minimum
Debt Instrument [Line Items]
Maturities (calendar year)		2026
Stated Interest Rate		1.35%
Effective Interest Rate		5.16%
2023 issuance of $0.1 billion | Maximum
Debt Instrument [Line Items]
Maturities (calendar year)		2050
Stated Interest Rate		4.50%
Effective Interest Rate		5.49%
2024 issuance of $3.3 billion
Debt Instrument [Line Items]
Total face value		$ 3,344	$ 3,344
2024 issuance of $3.3 billion | Minimum
Debt Instrument [Line Items]
Maturities (calendar year)		2026
Stated Interest Rate		1.35%
Effective Interest Rate		5.16%
2024 issuance of $3.3 billion | Maximum
Debt Instrument [Line Items]
Maturities (calendar year)		2050
Stated Interest Rate		4.50%
Effective Interest Rate		5.49%

[1]	Refer to Note 5 – Derivatives for further information on the interest rate swaps related to fixed-rate debt.